Noncontrolling Interests and Redeemable Noncontrolling Interests (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥) shareholder	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of noncontrolling interests				$ 2,256	¥ 15,510	¥ 311,500	¥ 4
Cash consideration for repurchase of redeemable noncontrolling interests				113,446	780,000
Cash consideration for repurchase of noncontrolling interests				$ 28,362	¥ 195,000
Hangzhou Cloud Music
Noncontrolling Interests and Redeemable Noncontrolling Interests
Cash consideration for repurchase of redeemable noncontrolling interests		¥ 780,000
Cash consideration for repurchase of noncontrolling interests		195,000
Excess of consideration transferred over carrying amount of noncontrolling interests surrendered recorded as a reduction to retained earnings		63,900
Excess of consideration transferred over carrying amount of redeemable noncontrolling interests surrendered as deemed dividend to preferred shareholders		¥ 159,400
A subsidiary
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest | $	$ 70,000
NetEase Cloud Music
Noncontrolling Interests and Redeemable Noncontrolling Interests
Ownership percentage, owned by noncontrolling owners			12.59%	24.13%	24.13%
Hangzhou Cloud Music
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest			¥ 600,000
Number of investors | shareholder			1
Total cash consideration from issuance of noncontrolling interests			¥ 150,000
Cloud Village Inc
Noncontrolling Interests and Redeemable Noncontrolling Interests
Total cash consideration from issuance of redeemable noncontrolling interest | $				$ 716,300